7. ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations	$ 180,535	$ 158,783
Undiscounted future liability	225,229
Accretion expense	$ 13,951	$ 9,381	$ 13,970